Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Significant accounting policies

3	Significant accounting policies

3.1	Basis of consolidation

(i)	Recapitalization

A 'reverse acquisition' is a business combination in which the legal acquirer - i.e. the entity that issues the securities (i.e. listed entity) becomes the acquiree for accounting purposes and the legal acquiree becomes the acquirer for accounting purposes. It is the application in accordance with IFRS 3 Business Combinations on identifying the acquirer, which results in the identification of the legal acquiree as the accounting acquirer in a reverse acquisition. Application in accordance with IFRS 3 Business Combinations on identifying the acquirer may result in identifying the listed entity as the accounting acquiree and the unlisted entity as the accounting acquirer. In this case, if the listed entity is:

●	A business, IFRS 3 Business Combinations applies;

●	Not a business, IFRS 2 Share-based Payment applies to the transaction once the acquirer has been identified following the principles in accordance with IFRS 3 Business Combinations.

(ii)	Business combinations

Business combinations are accounted for using the acquisition method in accordance with IFRS 3 Business Combinations as at the date of acquisition, which is the date on which control is transferred to the Group.

The Group measures goodwill at the date of acquisition as:

●	the fair value of the consideration transferred; plus

●	the recognized amount of any non-controlling interests (“NCI”) in the acquiree; plus

●	if the business combination is achieved in stages, the fair value of the pre-existing equity interest in the acquiree, over the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed. Any goodwill that arises is tested annually for impairment.

When the excess in negative, a bargain purchase gain is recognized immediately in profit or loss. The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.

Any contingent consideration payable is recognized at fair value at the date of acquisition and included in the consideration transferred. If the contingent consideration that meets the definition of a financial instrument is classified as equity, it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes to the fair value of the contingent consideration are recognized in profit or loss.

NCI that are present ownership interests and entitle their holders to a proportionate share of the acquiree’s net assets in the event of liquidation are measured either at fair value or at the NCI’s proportionate share of the recognized amounts of the acquiree’s identifiable net assets, at the date of acquisition. The measurement basis taken is elected on a transaction-by-transaction basis. All other NCI are measured at acquisition-date fair value, unless another measurement basis is required by IFRSs.

Costs related to the acquisition, other than those associated with the issue of debt or equity securities, that the Group incurs in connection with a business combination are expensed as incurred.

Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as transactions with owners in their capacity as owners and therefore no adjustments are made to goodwill and no gain or loss is recognized in profit or loss. Adjustments to NCI arising from transactions that do not involve the loss of control are based on a proportionate amount of the net assets of the subsidiary.

Business combinations which do not fall under the scope as defined under IFRS 3, are accounted in accordance with relevant IFRS as issued by the IASB and other relevant pronouncements.

(iii)	Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Group. Losses applicable to the NCI in a subsidiary are allocated to the NCI even if doing so causes the NCI to have a deficit balance.

(iv)	Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated.

3.2	Foreign currency

(i)	Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of Group entities at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items in a foreign currency that are measured in terms of historical cost are translated using the exchange rate at the date of the transaction. The gain or loss arising on translation of non-monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in OCI or profit or loss are also recognized in OCI or profit or loss, respectively).

(ii)	Group companies

On consolidation, the assets and liabilities of foreign operations are translated into United States dollars at the rate of exchange prevailing at the reporting date and their consolidated statements of profit or loss are translated at exchange rates prevailing at the dates of the transactions. The exchange differences arising on translation for consolidation are recognized in OCI. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is recognized in profit or loss.

Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange at the reporting date.

3.3	Financial instruments

(i)	Recognition and initial measurement

Non-derivative financial assets and financial liabilities

The Group initially recognizes trade receivables on the date that they are originated. All other financial assets and financial liabilities are initially recognized on the date on which the Group becomes a party to the contractual provisions of the instrument. As a rule, a financial asset or a financial liability is initially measured at fair value with the addition, for a financial asset or a financial liability that is not presented at fair value through profit or loss, of transaction costs that can be directly attributed to the acquisition or the issuance of the financial asset or the financial liability. Trade receivables that do not contain a significant financing component are initially measured at the price of the related transaction. Trade receivables originating in contract assets are initially measured at the carrying amount of the contract assets on the date of reclassification from contract assets to financial assets measured at amortized cost.

(ii)	Classification and subsequent measurement

Non-derivative financial assets – Policy applicable from 1 January 2018

On initial recognition, financial assets are classified to measurement at amortized cost or fair value through profit or loss (“FVTPL”).

Financial assets are not reclassified in subsequent periods, unless the Group changes its business model for the management of financial assets, in which case the affected financial assets are reclassified at the beginning of the reporting period following the change in the business model.

Financial assets at amortized cost

A financial asset is measured at amortized cost if it meets the two following conditions and is not designated for measurement at fair value through profit or loss:

-	The objective of the entity's business model is to hold the financial asset to collect the contractual cash flows; and

-	The contractual terms of the financial asset create entitlement on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Group has balances of trade and other receivables and other current financial assets that are held under a business model the objective of which is collection of the contractual cash flows. The contractual cash flows in respect of such financial assets comprise solely payments of principal and interest that reflects consideration for the time-value of the money and the credit risk. As such, such financial assets are classified and measured at amortized cost.

In subsequent periods, these assets are measured at amortized cost, using the effective interest method and net of impairment losses. Interest income, currency exchange gains or losses and impairment are recognized in profit or loss. Any gains or losses on derecognition are also carried to profit or loss.

Financial assets at fair value through profit or loss

All financial assets not classified as measured at amortised cost as described above are measured at FVTPL. In subsequent periods, these assets are measured at fair value. Net gains and losses are carried to profit or loss.

Business model assessment

The Group makes an assessment of the objective of a business model in which an asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to Management. The information considered includes:

●	the stated policies and objectives for the portfolio and the operation of those policies in practice;

●	how the performance of the portfolio is evaluated and reported to the Group’s Management;

●	the risks that affect the performance of the business model and how those risks are managed;

●	how managers of the portfolio are compensated; and

●	the frequency, volume and timing of disposals in prior periods, the reasons for such sales and its expectations about future sales activity.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Group’s continuing recognition of the assets. Financial assets that are held for trading or are managed and whose performance is evaluated on a fair value basis are measured at FVTPL.

Assessment of whether contractual cash flows are solely payments of principal and interest

For assessment purposes, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

●	contingent events that would change the amount or timing of cash flows;

●	terms that may adjust the contractual coupon rate, including variable-rate features;

●	prepayment and extension features; and

●	terms that limit the Group’s claim to cash flows from specified assets (e.g. non-recourse features).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract. Additionally, for a financial asset acquired at a discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

Non-derivative financial assets – Policy applicable before 1 January 2018

The Group initially recognizes loans and receivables on the date that they are originated. All other financial assets (including assets designated at fair value through profit or loss) are recognized initially on the trade date, which is the date that the Group becomes a party to the contractual provisions of the instrument.

The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset Any interest in transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability.

Loans and receivables

Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are initially measured at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.

Loans and receivables comprise cash and cash equivalents, non-current and current financial assets and trade and other receivables (excluding construction contract in progress).

Financial liabilities

Financial liabilities are classified to measurement at amortized cost or at fair value through profit or loss. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at fair value through profit or loss are measured at fair value, and any net gains and losses, including any interest expenses, are recognized in profit or loss.

Other financial liabilities are measured at amortized cost in subsequent periods, using the effective interest method. Interest expenses and currency exchange gains and losses are recognized in profit or loss. Any gains or losses on derecognition are also carried to profit or loss.

(iii)	Derecognition

Financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

The Group enters into transactions whereby it transfers assets recognized in its consolidated statements of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.

Financial liabilities

The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

(iv)	Offsetting

Financial assets and financial liabilities are offset and the net amount presented in the consolidated statements of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

(v)	Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand and short-term deposits with maturities of three months or less from the date of acquisition that are subject to an insignificant risk of changes in their fair value, and are used by the Group in the management of its short-term commitments.

(vi)	Compound financial instruments

Compound financial instruments issued by the Group comprise convertible notes denominated in Singapore dollars that can be converted to ordinary shares at the option of the holder, where the number of shares to be issued is fixed and does not vary with changes in fair value.

The liability component of a compound financial instrument is initially recognized at the fair value of a similar liability that does not have an equity conversion option. The equity component is initially recognized at the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.

Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not remeasured.

Interest related to the financial liability is recognized in profit or loss. On conversion at maturity, the financial liability is reclassified to equity and no gain or loss is recognized.

(vii)	Share capital

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.

Preference share capital

The Group’s redeemable preference shares are classified as financial liabilities, because they bear non-discretionary dividends and are redeemable in cash by the holders. Non-discretionary dividends thereon are recognized as interest expense in profit or loss as accrued.

3.4	Property and equipment

(i)	Recognition and measurement

Items of property and equipment other than building are measured at cost, which includes capitalized finance costs, less accumulated depreciation and accumulated impairment losses.

Cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of self-constructed assets includes:

●	the cost of materials and direct labor;

●	any other costs directly attributable to bringing the assets to a working condition for their intended use;

●	when the Group has an obligation to remove the asset or restore the site, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located; and

●	capitalized finance costs.

Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment and depreciated separately.

The gain or loss on disposal of an item of property and equipment (calculated as the difference between the net proceeds from disposal and the carrying amount of the item) is recognized in profit or loss.

The Group capitalizes interest with respect to major assets under construction based on the actual interest incurred for specific borrowings. Assets under construction included in property and equipment are not depreciated as these assets are not yet available for use.

Buildings are measured at their revalued amounts, less accumulated depreciation and impairment losses recognized after the date of the revaluation. Valuations are performed with sufficient regularity to ensure that the carrying amount does not differ materially from the fair value of the building at the end of the reporting period.

Any revaluation surplus is recognized in other comprehensive income and accumulated in equity under the revaluation reserve, except to the extent that it reverses a revaluation decrease of the same asset previously recognized in profit or loss, in which case the increase is recognized in profit or loss. A revaluation deficit is recognized in profit or loss, except to the extent that it offsets an existing surplus on the same asset carried in the revaluation reserve.

Any accumulated depreciation as at the revaluation date is eliminated against the gross carrying amount of the asset and the net amount is restated to the revalued amount of the asset. The revaluation surplus included in the revaluation reserve in respect of an asset is transferred directly to retained earnings on retirement or disposal of the asset.

(ii)	Subsequent costs

The cost of replacing a component of an item of property and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the component will flow to the Group, and its cost can be measured reliably. The carrying amount of the replaced component is derecognized. The costs of the day-to-day servicing of property and equipment are recognized in profit or loss as incurred.

(iii)	Depreciation

Depreciation is based on the cost of an asset less its residual value. Significant components of individual assets are assessed and if a component has a useful life that is different from the remainder of that asset, that component is depreciated separately.

Depreciation is recognized as an expense in profit or loss on a straight-line basis over the estimated useful lives of each component of an item of property and equipment, unless it is included in the carrying amount of another asset. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Freehold land is not depreciated.

Depreciation is recognized from the date that the property and equipment are installed and are ready for use, or in respect of internally constructed assets, from the date that the asset is completed and ready for use.

The estimated useful lives for the current and comparative years are as follows:

●	Furniture and fittings	3 years
●	Motor vehicles	5 years
●	Office equipment	3 years
●	Leasehold improvements	3 years
●	Computers and software	3 years
●	Building	28 years

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting period and adjusted if appropriate.

3.5	Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible assets may be impaired. The amortization period and the amortization method for an intangible assets with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statements of profit or loss in the expense category that is consistent with the function of the intangible assets.

Platform development costs

A platform arising from development is recognized as an intangible asset if the Group is able to satisfy the requirement to demonstrate how its platform will generate probable future economic benefits. If the Group is not able to demonstrate how the platform developed solely or primarily for promoting and advertising its own products and services will generate probable future economic benefits, all expenditure on developing such a platform should be recognized as an expense when incurred.

Any internal expenditure on the development and operation of the Group’s platform is accounted for in accordance with the nature of each activity for which expenditure is incurred as follows:

●	Planning:

Expenditure incurred in this stage is recognized as an expense as and when it is incurred.

●	Application and infrastructure development, graphical design and content development stages:

To the extent that content is developed for purposes other than to advertise and promote an Group’s own products and services, expenditure incurred in these stages are included in the cost of a platform recognized as an intangible asset when the expenditure can be directly attributed, or allocated on a reasonable and consistent basis, to preparing the platform for its intended use.

●	Content development:

Expenditure incurred in the content development stage, to the extent that content is developed to advertise and promote an enterprise's own products and services, is recognized as an expense when incurred.

●	Operating:

The operating stage begins once development of a platform is complete. Expenditure incurred in this stage is recognized as an expense when it is incurred.

Following initial recognition of the platform development costs, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit. Amortization is recorded in technology and content expenses. During the period of development, the asset is tested for impairment annually.

Amortization of the following intangibles assets are provided for on a straight-line basis over the estimated useful lives:

Platform development costs	-	5 years
Software	-	5 years

Gains or losses arising from derecognition of an intangible assets are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statements of profit or loss when the asset is derecognized.

3.6	Leasehold land

Leasehold land is initially measured at cost. Following initial recognition, leasehold land is measured at cost less accumulated depreciation. The leasehold land is depreciated on a straight-line basis over the lease term of 30 years.

3.7	Leases

The determination of whether an arrangement is (or contains) a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.

Group as a lessee

A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership to the Group is classified as a finance lease.

Finance lease is capitalized at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the consolidated statements of profit or loss. A leased asset is depreciated over the useful life of the asset.

Operating lease payments are recognized as an operating expense in the consolidated statements of profit or loss on a straight-line basis over the lease term.

Group as a lessor

Leases in which the Group does not transfer substantially all the risks and rewards of ownership of the asset are classified as operating leases. Initial direct costs incurred in negotiating an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same bases as rental income. The accounting policy for rental income is set out in Note 3.14(d). Contingent rents are recognized as revenue in the period in which they are earned.

Lessors present assets subject to operating leases in their consolidated statement of financial position according to the nature of the asset.

3.8	Finance costs

Finance costs directly attributable to the acquisition or construction of an asset that necessarily takes a substantial period of time to get ready for its intended use are capitalized as part of the cost of the asset. All other finance costs are expensed in the period in which they occur. Finance costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

3.9	Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the weighted average cost methodology, and includes expenditure incurred in acquiring the inventories and other costs incurred in bringing them to their existing location and condition.

Where necessary, allowance is provided for damaged, obsolete, and slow moving items to adjust the carrying value of inventories to the lower of cost and net realizable value.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and estimated costs necessary to make the sale.

3.10	Impairment

(i)	Non-derivative financial assets and contract assets

Policy applicable from 1 January 2018

The Group recognizes loss allowances for ECLs on:

●	financial assets measured at amortised costs; and

●	contract assets (as defined in IFRS 15).

The Group has elected to measure the provision for expected credit losses in respect of trade receivables and contract assets at an amount that is equal to the credit losses expected over the life of the instrument.

In assessing whether the credit risk of a financial asset has significantly increased since initial recognition and in assessing expected credit losses, the Group takes into consideration information that is reasonable and verifiable, relevant and attainable at no excessive cost or effort. Such information comprises quantitative and qualitative information, as well as an analysis, based on the past experience of the Group and the reported credit assessment, and contains forward-looking information.

The Group assumes that the credit risk of a financial asset has increased significantly since initial recognition whenever contractual payments are more than 30 days in arrears.

The Group considers a financial asset to be in default if it is not probable that the borrower will fully meet its payment obligations to the Group, and the Group has no right to perform actions such as the realization of collaterals (if any).

The Group considers a financial asset as having a low credit risk if its credit risk coincides with the global structured definition of “investment rating”.

The credit losses expected over the life of the instrument are expected credit losses arising from all potential default events throughout the life of the financial instrument.

Expected credit losses in a 12-month period are the portion of the expected credit losses arising from possible default events during the period of 12 months from the reporting date.

The maximum period that is taken into account in assessing the expected credit losses is the maximum contractual period over which the Group is exposed to credit risk.

Measurement of expected credit losses

Expected credit losses represent a probability-weighted estimate of credit losses. Credit losses are measured at the present value of the difference between the cash flows to which the Group is entitled under the contract and the cash flows that the Group expects to receive.

Expected credit losses are discounted at the effective interest rate of the financial asset.

Financial assets impaired by credit risk

At each reporting date, the Group assesses whether financial assets that are measured at amortized cost have become impaired by credit risk. A financial asset is impaired by credit risk upon the occurrence of one or more of the events that adversely affect the future cash flows estimated for such financial asset.

Evidence that a financial asset is credit-impaired includes the following observable data:

●	significant financial difficulty of the borrower or issuer;

●	a breach of contract such as a default;

●	the restructuring of a loan or advance by the Group on terms that the Group would not consider otherwise;

●	it is probable that the borrower will enter bankruptcy or other financial reorganization; or

●	the disappearance of an active market for a security because of financial difficulties.

Write-off

The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof.

Presentation of impairment

A provision for expected credit losses in respect of a financial asset that is measured at amortized cost is presented as a reduction of the gross carrying amount of the financial asset.

Policy applicable before 1 January 2018

A financial asset not carried at FVTPL was assessed at the end of each reporting period to determine whether there was objective evidence that it was impaired. A financial asset was impaired if objective evidence indicated that a loss event(s) had occurred after the initial recognition of the asset, and that the loss event(s) had an impact on the estimated future cash flows of that asset that could be estimated reliably.

Objective evidence that financial assets (including equity securities) are impaired can include default or delinquency by a debtor, restructuring of an amount due to the Group on terms that the Group would not consider otherwise, indications that a debtor or issuer would enter bankruptcy, adverse changes in the payment status of borrowers or issuers, economic conditions that correlate with defaults or the disappearance of an active market for a security. In addition, for an investment in an equity security, a significant or prolonged decline in its fair value below its cost is objective evidence of impairment.

(ii)	Non-financial assets

The carrying amounts of the Group’s non-financial assets, inventories and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For goodwill, the recoverable amount is estimated each year at the same time. An impairment loss is recognized if the carrying amount of an asset or its related cash generating units (“CGU”) exceeds its estimated recoverable amount.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Subject to an operating segment ceiling test, for the purposes of goodwill impairment testing, CGUs to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes. Goodwill acquired in a business combination is allocated to groups of CGUs that are expected to benefit from the synergies of the combination.

The Group’s corporate assets do not generate separate cash inflows and are utilized by more than one CGU. Corporate assets are allocated to CGUs on a reasonable and consistent basis and tested for impairment as part of the testing of the CGU to which the corporate asset is allocated.

Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (group of CGUs), and then to reduce the carrying amounts of the other assets in the CGU (group of CGUs) on a pro rata basis.

An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

3.11	Employee benefits

(i)	Defined contribution plans

The Group participates in the national pension schemes as defined by the laws of the countries in which it has operations. In particular, the Singapore company in the Group make contributions to the Central Provident Fund scheme (“CPF”) in Singapore, a defined contribution pension scheme. Contributions to defined contribution pension schemes are recognized as an expense in the consolidated statements of profit or loss in the period in which the related service is performed.

(ii)	Share-based payments

Employees (including senior executives) of the Group receive remuneration in the form of share–based payments, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).

(iii)	Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model.

That cost is recognized, together with a corresponding increase in other capital reserves in equity, over the period in which the performance and/or service conditions are fulfilled in employee benefits expense (Note 31). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The consolidated statements of profit or loss expense or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and is recognized in employee benefits expense (Note 31).

No expense is recognized for awards that do not ultimately vest, except for equity-settled transactions for which vesting is conditional upon a market or non-vesting condition. These are treated as vesting irrespective of whether or not the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.

(iv)	Long-term employment benefit plan – 2018 plan

The 2018 Omnibus Equity Incentive Plan (the “2018 plan”) covers the grant of awards to our employees (including officers), non-employee consultants and non-employee directors and those of our subsidiaries.

Up to a maximum of number of an ordinary shares equal to 10% of an issued and outstanding ordinary shares immediately after the closing of an ordinary shares may be delivered in settlement of awards granted under the 2018 plan including upon exercise of incentive share options. Awards granted under the 2018 plan are granted for no consideration other than price and future service.

3.12	Convertible preference shares – Series A, B, C and D

The Preference Shares contain conversion features that are not settled by an exchange of a fixed number of the Preference Shares for a fixed number of the Company’s Ordinary Shares, resulting in them being financial liabilities.  On initial recognition, the Group designated the convertible preference shares in their entirety as financial liabilities at fair value through profit or loss. Subsequent to initial recognition, at each reporting date, the convertible preference shares are remeasured at fair value through profit or loss.  If the convertible preference shares are converted, the carrying amounts are transferred to share capital as consideration for the shares issued.

3.13	Provisions

General

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all of a provision to be reimbursed, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to a provision is presented in the consolidated statements of profit or loss net of any reimbursement.

If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

3.14	Revenue

The Group has adopted IFRS 15 using the full retrospective method (without practical expedients), with the effect of initially applying this standard recognized at the date of the earliest comparative period on initial application. Refer to Note 3.21 for further details.

The Group recognizes revenue when the customer attains control of the promised goods or services. Revenue is measured based on the amount of the consideration to which the Group expects to be entitled in consideration for the transfer of goods and services promised to the customer, excluding amounts collected on behalf of third parties.

Identification of contract

The Group accounts for a contract with a customer only if all of the following conditions have been fulfilled:

(a)	The parties to the contract have approved the contract (in writing, verbally or under other customary business practices) and are obligated to fulfill their related obligations;

(b)	The Group can identify the rights of each of the parties in relation to the products or the services that are to be transferred;

(c)	The Group can identify the terms of payment for the goods or the services that are to be transferred;

(d)	The contract has commercial substance (i.e. the risk, the timing and the amount of the entity’s future cash flows are expected to change as a result of the contract); and

(e)	The collection of the consideration to which the Group is entitled for the goods or the services that will be transferred to the customer is probable.

For the purpose of compliance with section (e) above, the Group examines, inter alia, past experience with the customer and the customer’s condition, as well as the existence of sufficient collateral.

When a contract with a customer does not meet the aforesaid criteria, consideration received from the customer is recognized as a liability until the fulfillment of the criteria or the occurrence of one of the following events: the Group has no remaining obligations to transfer goods or services to the customer and all the consideration promised by the customer has been received and is non-refundable; or the contract has been canceled and the consideration received from the customer is non-refundable.

Identification of the performance obligation

At the inception of the contract, the Group assesses the goods or services that have been promised under a contract with a customer, and identifies as a performance obligation any promise to transfer to the customer any of the following two:

(a)	A good or service (or bundle of goods or services) that is distinct; or

(b)	A series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer.

The Group identifies goods or services promised to a customer as distinct if the customer can benefit from the good or service on its own or in conjunction with other readily available resources and the Group’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. In considering whether a promise to transfer goods or services is separately identifiable, the Group examines whether a significant service is provided of integrating the goods or services with other goods or services promised in the contract that results in an integrated product for which the customer had entered into the contract.

Determining the transaction price

The transaction price is the amount of the consideration to which the Group expects to be entitled in consideration for the transfer of goods and services promised to the customer, excluding amounts collected on behalf of third parties. When determining the transaction price, the Group considers the effects of all of the following: variable consideration, the existence of a significant financing component in the contract, non-cash consideration and consideration payable to the customer.

Variable consideration

The transaction price includes fixed amounts and amounts that may vary as a result of discounts, refunds, credits, price concessions, incentives, claims and disputes as well as modifications to the contract the consideration for which has yet to be agreed by the parties.

The Group includes all or part of the variable consideration in the transaction price only if it is highly probable that a significant reversal in cumulative revenue recognized will not occur when the uncertainties related to the variable consideration are resolved. At the end of each reporting period, the Group updates the amount of the variable consideration included in the transaction price, to the extent necessary.

Variable consideration in the Group arises mainly from returns, discounts and customer loyalty points that the Group offers to its customers.

The Group estimates the amount of the variable consideration using the expected value method by estimating the amount that is most reasonably expected to be received, as this method best reflects the amount of consideration to which it would be entitled.

Satisfaction of performance obligations

Revenue is recognized when the Group satisfies performance obligations by transferring control of a good or a service promised to the customer.

(a)	Merchandise revenue

Merchandise revenue is recognized when goods are delivered to the customer and all criteria for acceptance has been satisfied. Merchandise revenue is measured at the fair value of the consideration received or receivable, net of returns and discounts.

(b)	Marketplace revenue

Marketplace revenue is commission earned from third party sellers for participating in the Group’s marketplace. Commission fee revenues are recognized on a net basis when the underlying transactions are completed.

(c)	Rental income from leasing of inventories

Rental income arising from rental of luxury products to customers is accounted for on a straight-line basis over the rental period.  The aggregate costs arising from the underlying transactions are recognized under the cost of revenue.

(d)	Rental income from leasing of office building

Rental income arising from operating leases of space within the Group’s building is accounted for on a straight-line basis over the lease terms. The aggregate costs of incentives provided to lessees are recognized as a reduction of rental income over the lease term on a straight-line basis.

3.15	Cost of revenue

Cost of revenue consists of the purchase price of luxury products, inbound shipping charges, allowance for inventories and staffing attributable to inspecting inventories. Inbound shipping charges relating to cost of receiving products from our suppliers are included in inventories, and recognized as cost of sales upon sale of products to customers.

3.16	Fulfilment expenses

Fulfilment expenses consist primarily of expenses incurred in shipment, operations and staffing of the Group’s logistics, retail and customer service centers. Such expenses include costs attributable to receiving and warehousing inventories; picking, packaging and preparing customer orders for shipment; collecting payments from customers; warehouse and retail shops rental expenses; and customer services. Fulfilment expenses also include amounts payable to third parties that assist the Group in fulfilment.

3.17	Interest income

Interest income is recognized using the effective interest method (“EIR”). EIR is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. Interest income is included in finance income in the consolidated statements of profit or loss.

3.18	Operating segment and geographic information

The Group’s CEO and CFO are considered to be the Group’s Chief Operating Decision Maker (“CODM”). Based on the internal financial information provided to the CODM, the Group has determined that there is one reportable segment.

The CODM reviews non-financial information, for purposes of allocating resources.

The CODM evaluates the consolidated assets and liabilities despite disaggregated financial information being available, the accounting policies used in the determination of the segment amounts are the same as those used in the preparation of the Group’s consolidated financial statement.

In determining of the information to be presented on a geographical basis, revenue are based on the geographical location of the customer and non-current assets are based on the geographic location of the assets.

3.19	Tax

Tax expense comprises current and deferred tax.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years in the countries where the Group operates and generates taxable income. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statements of profit or loss.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is not recognized for:

●	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

●	temporary differences related to investments in subsidiaries to the extent that the Group is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future; and

●	taxable temporary differences arising on the initial recognition of goodwill.

The measurement of deferred taxes reflects the tax consequences that would follow the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

In determining the amount of current and deferred tax, the Group takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. The Group believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Group to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.

3.20	Marketable securities held in trust

The assets held in the trust account were substantially held in cash and U.S. Treasury bills.

3.21	Changes in significant accounting policies

IFRS 15

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaces IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations.

The Group has adopted IFRS 15 using the full retrospective method (without practical expedients), with the effect of initially applying this standard recognized at the date of the earliest comparative period on initial application.

The following table summarizes the impact of transition to IFRS 15:

	IAS 18	Adjustments	IFRS 15
	US$’000	US$’000	US$’000
At 31 December 2017
Trade and other payables	10,710	674	11,384
Deferred revenue	379	(379)	–
Contract liabilities	–	3,426	3,426
Advances from customers	2,925	(2,925)	–
Provision for sales returns	796	(796)	–

At 31 December 2018
Trade and other payables	19,053	616	19,669
Deferred revenue	516	(516)	–
Contract liabilities	–	4,297	4,297
Advances from customers	3,084	(3,084)	–
Provision for sales returns	1,313	(1,313)	–

There is no impact upon adoption of IFRS 15 on the consolidated statements of profit and loss.

IFRS 9

IFRS 9 sets out requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement. The Group adopted IFRS 9 from 1 January 2018.

Summary of quantitative impact

The following table summarizes the impact of transition to IFRS 9 on allowance for impairment in respect of trade and other receivables:

US$’000

Balance at 1 January 2018 under IAS 39	29
Adjusted on initial application of IFRS 9	–
Balance at 1 January 2018 under IFRS 9	29

Classification and measurement of financial assets and financial liabilities

IFRS 9 contains three principal classification categories for financial assets: measured at amortised cost, FVOCI and FVTPL. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous IAS 39 categories of held to maturity, loans and receivables and available for sale.

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. The adoption of IFRS 9 has not had a significant effect on the Group’s accounting policies related to financial liabilities.

The following table and the accompanying notes below explain the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Group’s financial assets and financial liabilities as at 1 January 2018.

	Original classification under IAS 39	New classification under IFRS 9

Financial assets
Non-current financial assets	Loans and receivables	Amortised cost
Trade and other receivables	Loans and receivables	Amortised cost
Other current financial assets	Loans and receivables	Amortised cost
Cash and cash equivalents	Loans and receivables	Amortised cost

There is no change to the classification of financial liabilities upon the adoption of IFRS 9.

There is no change to the carrying amounts of financial assets and financial liabilities under IAS 39 to the carrying amounts under IFRS 9 on transition to IFRS 9 on 1 January 2018.

3.22	New standards and interpretations not yet adopted

A number of new standards, amendments to standards and interpretations are not yet effective and have not been applied in preparing these financial statements.

IFRS 16 Leases

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value items. Lessor accounting remains similar to the current standard – i.e. lessors continue to classify leases as finance or operating leases.

IFRS 16 replaces existing leases guidance, including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases – Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

The Group is required to adopt IFRS 16 Leases from 1 January 2019. The Group has assessed the estimated impact that initial application of IFRS 16 will have on its consolidated financial statements, as described below.

The Group has performed an assessment of the new standard on its existing operating lease arrangements as a lessee. The Group expects these operating leases to be recognized as ROU assets with corresponding lease liabilities under the new standard.

The operating lease commitments on an undiscounted basis amount to approximately 1.2% of the total assets and approximately 1.0% of total liabilities. Assuming no additional new operating leases in future years until the effective date, the Group expects the amount of ROU asset and lease liability to be lower due to discounting and as the lease terms run down.

As at 1 January 2019, the Group expects an increase in right-of-use assets of US$493,000 and an increase in lease liability of US$493,000. The nature of expenses related to those leases will now change because the Group will recognize a depreciation charge for right-of-use assets and interest expense on lease liabilities. Previously, the Group recognized operating lease expense on a straight-line basis over the term of the lease, and recognized assets and liabilities only to the extent that there was a timing difference between actual lease payments and the expense recognized. No significant impact is expected for the Group’s finance leases.

Other standards

The following amended standards and interpretations are not expected to have a significant impact on the Group’s consolidated financial statements.

●	IFRIC 23 Uncertainty over Tax Treatments.

●	Prepayment Features with Negative Compensation (Amendments to IFRS 9).

●	Long-term Interests in Associates and Joint Ventures (Amendments to IAS 28).

●	Plan Amendment, Curtailment or Settlement (Amendments to IAS 19).

●	Annual Improvements to IFRS Standards 2015–2017 Cycle – various standards.

●	Amendments to References to Conceptual Framework in IFRS Standards.

●	IFRS 17 Insurance Contracts.